UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total operating revenues	$ 268,033	$ 138,175
Vessel operating expenses (including related party of $2.7 million in 2026 and $0.4 million in 2025)	(80,898)	(60,737)
Administrative expenses	(21,997)	(16,059)
Project development expenses	(4,480)	(9,088)
Depreciation and amortization	(30,554)	(24,844)
Total operating expenses	(137,929)	(110,728)
Realized and unrealized gain/(loss) on oil and gas derivative instruments (including related party of $47.0 million in 2026 and $4.3 million in 2025)	42,417	(22,370)
Other operating income/(loss) (including related party of $0.3 million in 2026 and $1.1 million in 2025)	4,428	(1,628)
Total other operating income/(losses)	46,845	(23,998)
Operating income	176,949	3,449
Other non-operating income	658	29,981
Total other non-operating income	658	29,981
Interest income (including related party of $0.1 million in 2026 and $1.3 million in 2025)	19,437	14,522
Interest expense, net	(46,549)	0
Gains/(losses) on derivative instruments, net	10,475	(10,638)
Other financial items, net	(2,866)	(3,265)
Net financial loss	(19,503)	619
Income before taxes and net income from equity method investments	158,104	34,049
Income tax expense	(2,647)	(618)
Net income from equity method investments	2,182	10,287
Net income	157,639	43,718
Net income attributable to non-controlling interests	(35,796)	(19,882)
Net income attributable to stockholders of Golar LNG Limited	$ 121,843	$ 23,836
Basic earnings per share (in USD per share)	$ 1.20	$ 0.23
Dilutive earnings per share (in USD per share)	$ 1.09	$ 0.23
Liquefaction services revenue (including related party of $104.8 million in 2026 and $17.3 million in 2025)
Total operating revenues	$ 111,787	$ 112,200
Sales-type lease revenue
Total operating revenues	98,326	8,219
Vessel management fees and other revenues (including related party of $0.3 million in 2026 and $nil in 2025)
Total operating revenues	57,920	16,880
Time and voyage charter revenues
Total operating revenues	$ 0	$ 876